9. General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
General and Administrative Expenses

9.          General and administrative expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2019	2018	2017
Personnel expenses	5,357	4,929	4,521
Legal, consulting and audit expenses	3,055	2,881	1,945
Other expenses	1,853	1,828	1,520
	10,266	9,638	7,986